Ford Credit Auto Lease Trust 2024-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30 2024

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30 2024, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30 2024, leases with a total base residual value of $10,014,627.02 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2024. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30 2024,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2024-	December	$1,430,510,294.30
2025-	January	$1,402,639,317.61	$24,194,850.19	4.85%	$15,815,354.02	1.36%
	February	$1,382,717,783.95	$24,039,693.53	4.82%	$7,868,437.85	0.68%
	March	$1,359,035,574.97	$23,824,669.88	4.77%	$11,673,910.50	1.00%
	April	$1,332,080,835.67	$23,544,194.44	4.72%	$15,024,562.54	1.29%
	May	$1,304,424,943.62	$23,253,147.63	4.66%	$15,786,452.85	1.36%
	June	$1,275,983,023.58	$22,943,892.64	4.60%	$16,645,441.91	1.43%
	July	$1,246,136,042.99	$22,620,677.79	4.53%	$18,130,710.55	1.56%
	August	$1,213,441,456.19	$22,253,299.54	4.46%	$21,090,683.96	1.82%
	September	$1,177,932,876.86	$21,861,191.12	4.38%	$24,017,448.94	2.07%
	October	$1,139,682,510.39	$21,423,563.87	4.29%	$26,893,493.84	2.31%
	November	$1,096,903,368.54	$20,871,074.82	4.18%	$31,647,955.16	2.72%
	December	$1,046,954,151.16	$20,235,610.32	4.05%	$39,087,941.28	3.36%
2026-	January	$1,008,127,887.77	$19,736,395.82	3.95%	$28,037,485.84	2.41%
	February	$966,488,069.73	$19,197,477.06	3.85%	$31,058,173.07	2.67%
	March	$921,627,760.55	$18,595,721.86	3.73%	$34,524,653.24	2.97%
	April	$853,781,062.40	$17,611,021.15	3.53%	$58,112,405.83	5.00%
	May	$815,534,231.39	$17,001,443.19	3.41%	$28,542,475.44	2.46%
	June	$774,845,561.08	$16,328,439.66	3.27%	$31,330,534.94	2.70%
	July	$725,611,983.31	$15,441,806.42	3.09%	$40,414,381.51	3.48%
	August	$673,425,343.38	$14,478,742.46	2.90%	$43,909,875.76	3.78%
	September	$605,106,730.10	$13,180,139.22	2.64%	$60,894,564.43	5.24%
	October	$552,332,345.65	$12,188,724.08	2.44%	$45,757,973.94	3.94%
	November	$493,749,578.98	$11,022,717.06	2.21%	$52,281,496.39	4.50%
	December	$430,744,446.85	$9,753,336.25	1.95%	$57,472,522.25	4.95%
2027-	January	$380,043,499.77	$8,710,037.23	1.75%	$45,673,126.00	3.93%
	February	$321,160,308.19	$7,466,121.71	1.50%	$54,665,925.86	4.71%
	March	$261,784,019.10	$6,197,000.10	1.24%	$55,924,975.39	4.81%
	April	$177,474,500.07	$4,429,971.71	0.89%	$82,117,740.87	7.07%
	May	$137,085,574.20	$3,525,045.67	0.71%	$38,381,653.52	3.30%
	June	$92,797,036.64	$2,506,927.28	0.50%	$42,954,166.69	3.70%
	July	$63,753,145.85	$1,790,621.25	0.36%	$28,047,363.04	2.41%
	August	$58,875,367.86	$1,674,051.09	0.34%	$3,749,567.50	0.32%
	September	$53,446,490.62	$1,539,360.43	0.31%	$4,393,653.05	0.38%
	October	$48,553,327.59	$1,407,151.27	0.28%	$3,943,741.95	0.34%
	November	$42,146,909.78	$1,227,706.05	0.25%	$5,594,547.09	0.48%
	December	$35,454,310.17	$1,040,132.48	0.21%	$6,013,474.40	0.52%
2028-	January	$30,450,629.95	$900,308.28	0.18%	$4,407,127.40	0.38%
	February	$22,224,685.21	$657,779.46	0.13%	$7,828,963.40	0.67%
	March	$13,166,580.53	$388,806.86	0.08%	$8,859,612.45	0.76%
	April	$144,775.67	$4,383.29	0.00%	$13,130,152.23	1.13%
	May	$0.00	$0.00	0.00%	$146,012.30	1.00%

Total			$499,067,234.16	100.00%	$1,161,850,739.18	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,660,917,973.34

Ford Credit Auto Lease Trust 2024-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
OCTOBER 2024	Car	0	0.00%	$0	0.00%	0.00%
	CUV	27	12.27%	$4,021	9.11%	18.82%
	SUV	0	0.00%	$0	0.00%	0.00%
	Truck	18	25.00%	$4,113	7.04%	12.48%

	Total/Average	45	13.93%	$4,058	8.14%	15.60%

NOVEMBER 2024	Car	1	12.50%	$10,996	20.10%	66.00%
	CUV	88	34.11%	$3,042	6.81%	13.23%
	SUV	6	35.29%	$9,050	12.01%	24.54%
	Truck	43	39.45%	$4,236	6.99%	12.49%

	Total/Average	138	35.20%	$3,733	7.31%	13.85%

DECEMBER 2024	Car	1	14.29%	$7,301	18.48%	47.84%
	CUV	101	30.98%	$3,304	7.45%	14.95%
	SUV	8	22.86%	$6,095	6.79%	13.15%
	Truck	56	48.28%	$3,504	5.84%	10.35%

	Total/Average	166	34.30%	$3,530	6.82%	12.98%